Putnam Investments, LLC
                                             One Post Office Square
                                             Boston, MA 02109
                                             April 6, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam Intermediate U.S. Government Income Fund ("the Fund")
    (Reg. No. 33-37991) (811-6257)
    Post-Effective Amendment No. 9 to Registration Statement on
    Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectuses and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 9 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on March 30, 2001.

Comments or questions concerning this certificate may be directed to Beth Werths at 1-800-225-2465, ext. 1-1913.

                              Very truly yours,

                              Putnam Intermediate U.S. Government Income Fund

                              /s/ Gordon H. Silver
                          By: --------------------------
                              Gordon H. Silver
                              Vice President


cc: Greg Pusch, Esq., Ropes & Gray